Capital Stock - Summary of Stock Option Activity and Related Information (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Options
Options Outstanding - beginning of year (shares)	3,754	3,600	3,367
Options, Granted (in shares)	2,525	1,052	732
Options, Exercised (shares)	0	(2)	(3)
Options, Forfeited / expired (shares)	(308)	(896)	(496)
Options Outstanding - end of year (shares)	5,971	3,754	3,600
Options Exercisable - end of year (shares)	2,565	1,954	2,221
Weighted-Average Exercise Price
Weighted-Average Exercise Price, Outstanding - beginning of year (dollars per share)	$ 15.54	$ 22.96	$ 29.16
Weighted-Average Exercise Price, Granted (dollars per share)	3.98	8.67	10.18
Weighted-Average Exercise Price, Exercised (dollars per share)	0.00	9.44	9.44
Weighted-Average Exercise Price, Forfeited / expired (dollars per share)	11.07	37.44	46.27
Weighted-Average Exercise Price, Outstanding - end of year (dollars per share)	10.88	15.54	22.96
Weighted-Average Exercise Price, Exercisable - end of year (dollars per share)	$ 18.25	$ 21.35	$ 29.76